Subsidy Income	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsidy Income [Abstract]
SUBSIDY INCOME
NOTE 10 – SUBSIDY INCOME

The Company received subsidies of $118,007 and $914,385 from the local government during the nine months ended September 30, 2013 and 2012, respectively, for subsidies to slaughtering companies and companies operating in poverty and minority area. The subsidies were recorded as “subsidy income” in our financial statements and the amount of subsidies is granted based on the local government’s financial status, policy, and various political factors. There is no guarantee that we will continue to receive such subsidies in future periods and no guarantee at the amount of subsidies we will receive in future periods.

NOTE 10 – SUBSIDY INCOME

The Company received subsidies of $942,095 and $595,416 from the local government during the years ended December 31, 2012 and 2011, respectively, for subsidies to slaughtering companies and companies operating in poverty and minority area. The subsidies were recorded as “subsidy income” in our financial statements and the amount of subsidies is granted based on the local government’s financial status, policy, and various political factors. There is no guarantee that we will continue to receive such subsidies in future periods and no guarantee at the amount of subsidies we will receive in future periods.